Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2024	2023	2022
	US$'000	US$'000	US$'000
Fixed remuneration	5,889	5,894	5,404
Variable remuneration	4,898	4,492	5,199
Contributions to pension plans and insurance policies	321	299	315
Share-based compensation	3,939	7,402	5,937
Termination benefits	281	262	316
Other remuneration	19	18	16
Total	15,347	18,367	17,187